Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000256623 | Alphabet, Inc._02079K305
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256623 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256623 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256623 | U.S. Treasury Notes_91282CQL8
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256623 | Ralliant Corp._750940108
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256623 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256623 | State Street Corp._857477103
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256623 | AbbVie, Inc._00287Y109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256623 | U.S. Treasury Notes_91282CQK0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256623 | The TJX Cos., Inc._872540109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256623 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256623 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256623 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256623 | Industry SectorU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256623 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256623 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256623 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000256623 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000256623 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256623 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000256620 | Alphabet, Inc._02079K305
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256620 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256620 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256620 | U.S. Treasury Notes_91282CQL8
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256620 | Ralliant Corp._750940108
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256620 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256620 | State Street Corp._857477103
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256620 | AbbVie, Inc._00287Y109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256620 | U.S. Treasury Notes_91282CQK0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256620 | The TJX Cos., Inc._872540109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256620 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256620 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256620 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256620 | Industry SectorU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256620 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256620 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256620 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000256620 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000256620 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256620 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000256621 | Alphabet, Inc._02079K305
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256621 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256621 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256621 | U.S. Treasury Notes_91282CQL8
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256621 | Ralliant Corp._750940108
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256621 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256621 | State Street Corp._857477103
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256621 | AbbVie, Inc._00287Y109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256621 | U.S. Treasury Notes_91282CQK0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256621 | The TJX Cos., Inc._872540109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256621 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256621 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256621 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256621 | Industry SectorU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256621 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256621 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256621 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000256621 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000256621 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256621 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000256622 | Alphabet, Inc._02079K305
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256622 | Amazon.com, Inc._023135106
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256622 | Microsoft Corp._594918104
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256622 | U.S. Treasury Notes_91282CQL8
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256622 | Ralliant Corp._750940108
Holdings [Line Items]
Percent of Total Investments	1.90%
C000256622 | Eli Lilly & Co._532457108
Holdings [Line Items]
Percent of Total Investments	1.80%
C000256622 | State Street Corp._857477103
Holdings [Line Items]
Percent of Total Investments	1.70%
C000256622 | AbbVie, Inc._00287Y109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256622 | U.S. Treasury Notes_91282CQK0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256622 | The TJX Cos., Inc._872540109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000256622 | Industry SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000256622 | Industry SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256622 | Industry SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000256622 | Industry SectorU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000256622 | Industry SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000256622 | Industry SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256622 | Industry SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000256622 | Industry SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000256622 | Industry SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256622 | Industry SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000256483 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256483 | Investment TypeCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000256483 | Investment TypeEquity Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000256483 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000256483 | Investment TypeYankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256483 | Investment TypeCorporate Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256480 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256480 | Investment TypeCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000256480 | Investment TypeEquity Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000256480 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000256480 | Investment TypeYankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256480 | Investment TypeCorporate Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256481 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256481 | Investment TypeCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000256481 | Investment TypeEquity Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000256481 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000256481 | Investment TypeYankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256481 | Investment TypeCorporate Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256482 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256482 | Investment TypeCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000256482 | Investment TypeEquity Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000256482 | Investment TypeU.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000256482 | Investment TypeYankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256482 | Investment TypeCorporate Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256536 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000256536 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000256536 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256536 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256535 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000256535 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000256535 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256535 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256473 | Victory Pioneer Multi-Asset Income Fund, Class R6_92648H305
Holdings [Line Items]
Percent of Total Investments	29.80%
C000256473 | Victory Pioneer Global Equity Fund, Class R6_92648C371
Holdings [Line Items]
Percent of Total Investments	19.50%
C000256473 | Victory Pioneer International Equity Fund, Class R6_92648C199
Holdings [Line Items]
Percent of Total Investments	9.10%
C000256473 | Victory Pioneer Multi-Asset Ultrashort Income Fund, Class R6_92648H701
Holdings [Line Items]
Percent of Total Investments	8.70%
C000256473 | Victory Pioneer Equity Premium Income Fund, Class R6_92648C579
Holdings [Line Items]
Percent of Total Investments	7.60%
C000256473 | Victory Pioneer Bond Fund, Class R6_92648C843
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256473 | Victory Pioneer Balanced Fund, Class R6_92648C884
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256473 | Victory Pioneer Active Credit Fund, Class Y_92648C306
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256473 | Victory Pioneer Securitized Income Fund, Class Y_92648H875
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256473 | Victory Pioneer CAT Bond Fund, Class R6_92648C819
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256473 | 1105
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000256475 | Victory Pioneer Multi-Asset Income Fund, Class R6_92648H305
Holdings [Line Items]
Percent of Total Investments	29.80%
C000256475 | Victory Pioneer Global Equity Fund, Class R6_92648C371
Holdings [Line Items]
Percent of Total Investments	19.50%
C000256475 | Victory Pioneer International Equity Fund, Class R6_92648C199
Holdings [Line Items]
Percent of Total Investments	9.10%
C000256475 | Victory Pioneer Multi-Asset Ultrashort Income Fund, Class R6_92648H701
Holdings [Line Items]
Percent of Total Investments	8.70%
C000256475 | Victory Pioneer Equity Premium Income Fund, Class R6_92648C579
Holdings [Line Items]
Percent of Total Investments	7.60%
C000256475 | Victory Pioneer Bond Fund, Class R6_92648C843
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256475 | Victory Pioneer Balanced Fund, Class R6_92648C884
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256475 | Victory Pioneer Active Credit Fund, Class Y_92648C306
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256475 | Victory Pioneer Securitized Income Fund, Class Y_92648H875
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256475 | Victory Pioneer CAT Bond Fund, Class R6_92648C819
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256475 | 1105
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000256474 | Victory Pioneer Multi-Asset Income Fund, Class R6_92648H305
Holdings [Line Items]
Percent of Total Investments	29.80%
C000256474 | Victory Pioneer Global Equity Fund, Class R6_92648C371
Holdings [Line Items]
Percent of Total Investments	19.50%
C000256474 | Victory Pioneer International Equity Fund, Class R6_92648C199
Holdings [Line Items]
Percent of Total Investments	9.10%
C000256474 | Victory Pioneer Multi-Asset Ultrashort Income Fund, Class R6_92648H701
Holdings [Line Items]
Percent of Total Investments	8.70%
C000256474 | Victory Pioneer Equity Premium Income Fund, Class R6_92648C579
Holdings [Line Items]
Percent of Total Investments	7.60%
C000256474 | Victory Pioneer Bond Fund, Class R6_92648C843
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256474 | Victory Pioneer Balanced Fund, Class R6_92648C884
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256474 | Victory Pioneer Active Credit Fund, Class Y_92648C306
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256474 | Victory Pioneer Securitized Income Fund, Class Y_92648H875
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256474 | Victory Pioneer CAT Bond Fund, Class R6_92648C819
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256474 | 1105
Holdings [Line Items]
Percent of Net Asset Value	99.90%